Intangible Assets - Summary of Reconciliation of Changes in Intangible Assets and Goodwill (Details) - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Feb. 28, 2018
Disclosure Of Intangible Assets [Line Items]
Depreciation and amortization	$ 920	$ 4,077	$ 411
Ending Balance		43,995
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	523	523
Additions		5,295
Acquisitions (note 5)		39,022
Foreign currency translation		976
Ending Balance	523	45,816	523
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		523
Impairment	523
Depreciation and amortization		1,306
Foreign currency translation		(8)
Ending Balance	523	1,821
Brands and Trademarks
Disclosure Of Intangible Assets [Line Items]
Ending Balance		8,255
Brands and Trademarks | Cost
Disclosure Of Intangible Assets [Line Items]
Additions		5,295
Acquisitions (note 5)		2,977
Foreign currency translation		114
Ending Balance		8,386
Brands and Trademarks | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Depreciation and amortization		132
Foreign currency translation		(1)
Ending Balance		131
Patents
Disclosure Of Intangible Assets [Line Items]
Ending Balance		13,551
Patents | Cost
Disclosure Of Intangible Assets [Line Items]
Acquisitions (note 5)		13,551
Ending Balance		13,551
Customer Relationships
Disclosure Of Intangible Assets [Line Items]
Ending Balance		18,602
Customer Relationships | Cost
Disclosure Of Intangible Assets [Line Items]
Acquisitions (note 5)		18,855
Foreign currency translation		723
Ending Balance		19,578
Customer Relationships | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Depreciation and amortization		982
Foreign currency translation		(6)
Ending Balance		976
Other
Disclosure Of Intangible Assets [Line Items]
Ending Balance		3,587
Other | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	523	523
Acquisitions (note 5)		3,639
Foreign currency translation		139
Ending Balance	523	4,301	$ 523
Other | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance		523
Impairment	523
Depreciation and amortization		192
Foreign currency translation		(1)
Ending Balance	$ 523	$ 714